Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K, and do not necessarily reflect the actual amount of compensation earned by or paid to the Company’s PEO and NEOs during the applicable fiscal year. Footnote (2) below sets forth the adjustments from the Total Compensation as reported in the Summary Compensation Table above.
The following table sets forth additional compensation information of our Principal Executive Officer (PEO) and our non-PEO NEOs along with total shareholder return, net income, and return on average equity for fiscal years ended 2021, 2022, 2023, 2024, and 2025:

Year	Summary Compensation Table (SCT) Total for PEO(1)	Compensation actually paid to PEO(1)(2)	Average SCT Total for non-PEO NEOs	Average Compensation actually paid to non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment based on:		Net Income (000s)	Return on Average Equity(4)
					TSR	Peer Group TSR(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$3,221,209	$2,444,087	$967,285	$936,815	$123.05	$211.47	$161,100	20.61%
2024	$1,874,651	$1,983,713	$775,070	$820,272	$88.20	$143.68	$70,850	10.33%
2023	$2,757,046	$1,293,874	$746,333	$584,910	$74.90	$107.32	$9,505	1.50%
2022	$1,762,316	$1,629,897	$785,868	$757,815	$92.72	$98.38	$85,030	13.25%
2021	$2,180,714	$1,977,968	$824,345	$904,843	$96.99	$118.61	$89,264	12.32%

(1)	Mr. Romaine was our principal executive officer (PEO) in each of the years shown above. The Named Executive Officers who were used in determining the compensation amounts above were as follows:
2025: Messrs. Tomazin, McKenna, Ms. Fontaine, Messrs. DeMilia, and Boyce
2024: Messrs. Tomazin, McKenna, Boyce, and DeMilia
2023: Messrs. Tomazin, Fetsko, McKenna, and Boyce, and Ms. Kunkel
2022: Messrs. Fetsko, McKenna, Boyce, and Hartz
2021: Messrs. Fetsko, Gruber, McKenna, and Boyce
(2)
To calculate Compensation Actually Paid for the PEO and the Non-PEO NEOs, the following adjustments were made to Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining Compensation Actually Paid with respect to 2025 compensation:

	Adjustments to 2025 Compensation
	PEO	Non-PEO
Summary Comp. Table Total	3,221,209	967,285
Minus Stock and Option Awards from Summary Comp. Table	629,769	125,547
Plus Prior Service Cost Due to Amendments During Year	—	—
Plus Year-End Fair Value of Unvested Awards Granted During Year	673,711	134,307
Plus Change in Fair Value of Unvested Awards Granted in Prior Years	98,354	20,350
Plus Fair Value of Awards Granted and Vested During Year	—	—
Plus Change in Fair Value of Prior Years’ Awards Vested During Year	(14,798)	(961)
Minus Fair Value of Performance-Based Awards Forfeited During Year	—	—
Plus Fair Value of Dividend or Other Earnings Paid on Unvested Equity Awards During Year	—	—
Minus Aggregate Change in Actuarial Present Value of Benefit under Defined Benefit Plans	904,619	71,263
Plus Service Cost for Year (Actuarial Present Value of Benefit Attributable to Service for the Year)	—	12,645
Compensation Actually Paid	2,444,087	936,815

(3)	For purposes of this disclosure, the peer group is the S&P U.S. BMI Banks Index. Total shareholder return is based on an investment of $100 on December 31, 2020.
(4)
SEC rules permit the Company to select a financial measure that it believes represents the most important financial performance measure (not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to Company performance. The Company has selected Return on Average Equity to include in the table for this purpose.

Company Selected Measure Name	Return on Average Equity
Named Executive Officers, Footnote
(1)	Mr. Romaine was our principal executive officer (PEO) in each of the years shown above. The Named Executive Officers who were used in determining the compensation amounts above were as follows:
2025: Messrs. Tomazin, McKenna, Ms. Fontaine, Messrs. DeMilia, and Boyce
2024: Messrs. Tomazin, McKenna, Boyce, and DeMilia
2023: Messrs. Tomazin, Fetsko, McKenna, and Boyce, and Ms. Kunkel
2022: Messrs. Fetsko, McKenna, Boyce, and Hartz
2021: Messrs. Fetsko, Gruber, McKenna, and Boyce

Peer Group Issuers, Footnote
(3)	For purposes of this disclosure, the peer group is the S&P U.S. BMI Banks Index. Total shareholder return is based on an investment of $100 on December 31, 2020.

PEO Total Compensation Amount	$ 3,221,209	$ 1,874,651	$ 2,757,046	$ 1,762,316	$ 2,180,714
PEO Actually Paid Compensation Amount	$ 2,444,087	1,983,713	1,293,874	1,629,897	1,977,968
Adjustment To PEO Compensation, Footnote
(2)
To calculate Compensation Actually Paid for the PEO and the Non-PEO NEOs, the following adjustments were made to Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining Compensation Actually Paid with respect to 2025 compensation:

	Adjustments to 2025 Compensation
	PEO	Non-PEO
Summary Comp. Table Total	3,221,209	967,285
Minus Stock and Option Awards from Summary Comp. Table	629,769	125,547
Plus Prior Service Cost Due to Amendments During Year	—	—
Plus Year-End Fair Value of Unvested Awards Granted During Year	673,711	134,307
Plus Change in Fair Value of Unvested Awards Granted in Prior Years	98,354	20,350
Plus Fair Value of Awards Granted and Vested During Year	—	—
Plus Change in Fair Value of Prior Years’ Awards Vested During Year	(14,798)	(961)
Minus Fair Value of Performance-Based Awards Forfeited During Year	—	—
Plus Fair Value of Dividend or Other Earnings Paid on Unvested Equity Awards During Year	—	—
Minus Aggregate Change in Actuarial Present Value of Benefit under Defined Benefit Plans	904,619	71,263
Plus Service Cost for Year (Actuarial Present Value of Benefit Attributable to Service for the Year)	—	12,645
Compensation Actually Paid	2,444,087	936,815

Non-PEO NEO Average Total Compensation Amount	$ 967,285	775,070	746,333	785,868	824,345
Non-PEO NEO Average Compensation Actually Paid Amount	$ 936,815	820,272	584,910	757,815	904,843
Adjustment to Non-PEO NEO Compensation Footnote
(2)
To calculate Compensation Actually Paid for the PEO and the Non-PEO NEOs, the following adjustments were made to Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining Compensation Actually Paid with respect to 2025 compensation:

	Adjustments to 2025 Compensation
	PEO	Non-PEO
Summary Comp. Table Total	3,221,209	967,285
Minus Stock and Option Awards from Summary Comp. Table	629,769	125,547
Plus Prior Service Cost Due to Amendments During Year	—	—
Plus Year-End Fair Value of Unvested Awards Granted During Year	673,711	134,307
Plus Change in Fair Value of Unvested Awards Granted in Prior Years	98,354	20,350
Plus Fair Value of Awards Granted and Vested During Year	—	—
Plus Change in Fair Value of Prior Years’ Awards Vested During Year	(14,798)	(961)
Minus Fair Value of Performance-Based Awards Forfeited During Year	—	—
Plus Fair Value of Dividend or Other Earnings Paid on Unvested Equity Awards During Year	—	—
Minus Aggregate Change in Actuarial Present Value of Benefit under Defined Benefit Plans	904,619	71,263
Plus Service Cost for Year (Actuarial Present Value of Benefit Attributable to Service for the Year)	—	12,645
Compensation Actually Paid	2,444,087	936,815

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Measures to Determine Fiscal Year 2025 Compensation Actually Paid
As described in greater detail above under “Compensation Discussion and Analysis”, the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The most important performance metrics used to link compensation actually paid to the NEOs for 2025 to Company performance were:
1.	ROAE as ranked in Federal Reserve Board’s Bank Holding Company Performance Report, Peer Group 2
2.	Core earnings per share (diluted)
3.	Core revenue per share
4.	Core pre-provision, pre-tax net revenue per share

Total Shareholder Return Amount	$ 123.05	88.2	74.9	92.72	96.99
Peer Group Total Shareholder Return Amount	211.47	143.68	107.32	98.38	118.61
Net Income (Loss)	$ 161,100,000	$ 70,850,000	$ 9,505,000	$ 85,030,000	$ 89,264,000
Company Selected Measure Amount	0.2061	0.1033	0.015	0.1325	0.1232
PEO Name	Mr. Romaine	Mr. Romaine	Mr. Romaine	Mr. Romaine	Mr. Romaine
Measure:: 1
Pay vs Performance Disclosure
Name	ROAE as ranked in Federal Reserve Board’s Bank Holding Company Performance Report, Peer Group 2
Measure:: 2
Pay vs Performance Disclosure
Name	Core earnings per share (diluted)
Measure:: 3
Pay vs Performance Disclosure
Name	Core revenue per share
Measure:: 4
Pay vs Performance Disclosure
Name	Core pre-provision, pre-tax net revenue per share
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (904,619)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(629,769)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	673,711
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	98,354
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,798)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(71,263)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,645
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(125,547)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	134,307
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,350
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(961)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0